Leases	12 Months Ended
Mar. 31, 2024
Lessee Operating Leases [Line Items]
Leases
9. Leases
The Company has operating leases primarily for office space, studio facilities, and other equipment. The Company’s leases have remaining lease terms of up to approximately 12.25 years.
The following disclosures are based on leases whereby the Company has a contract for which the leased asset and lease liability is recognized on the Company’s combined balance sheets and reflect leases related to the Studio Business’s operations and Lionsgate corporate leases. The amounts presented are not necessarily indicative of future lease arrangements and do not necessarily reflect the results that the Company would have experienced as a standalone company for the periods presented.
The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$48.7	$35.3	$42.1
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.0	2.8	1.3

Total lease cost	$147.9	$183.1	$276.5

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the combined statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets - non-current	$344.3	$116.8

Lease liabilities (current)	Other accrued liabilities	$44.4	$37.7
Lease liabilities (non-current)	Other liabilities - non-current	329.7	96.4

		$374.1	$134.1

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	9.4	4.3

Weighted average discount rate:
Operating leases	5.37%	3.65%
The expected future payments relating to the Company’s lease liabilities at March 31, 2024 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2025	$62.9
2026	56.1
2027	49.3
2028	49.2
2029	45.4
Thereafter	220.8

Total lease payments	483.7
Less imputed interest	(109.6)

Total	$374.1

As of March 31, 2024, the Company has entered into certain leases that have not yet commenced primarily related to studio facilities, for which construction related to those leases has not yet been completed. The leases are for terms up to 12.25 years, commencing upon completion of construction (currently expected to be ranging from calendar years 2025 to 2026). The leases include an option to extend the initial term for an additional 10 years to 12 years. The total minimum lease payments under these leases in aggregate are approximately $250.9 million.

Starz Business of Lions Gate Entertainment Corp
Lessee Operating Leases [Line Items]
Leases
8. Leases
The Starz Business has operating leases primarily for office space. The Starz Business’s leases have remaining lease terms of up to approximately 10.5 years.
The following disclosures are based on leases whereby the Starz Business has a contract for which the leased asset and lease liability is recognized on the Starz Business’s combined balance sheets. The amounts presented are not necessarily indicative of future lease arrangements and do not necessarily reflect the results that the Starz Business would have experienced as a standalone company for the periods presented.
The components of lease cost from continuing operations were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$12.7	$13.1	$12.8
Variable lease cost (2)	0.4	0.4	0.1

Total lease cost	$13.1	$13.5	$12.9

(1)	Operating lease cost amounts primarily represent the amortization of right-of-use assets and are included in the “other amortization” line of the combined statements of cash flows.
(2)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Supplemental balance sheet information related to leases was as follows:

Category	Location on Balance Sheet	March 31, 2024	March 31, 2023
Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets- non-current	$44.5	52.2

Lease liabilities (current)	Other accrued liabilities	$9.0	9.7
Lease liabilities (non-current)	Other liabilities- non-current	55.4	62.8

		$64.4	72.5

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	7.1	7.4
Weighted average discount rate:
Operating leases	4.11%	4.09%
The expected future net payments relating to the Starz Business’s lease liabilities at March 31, 2024 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2025	$11.3
2026	11.9
2027	12.4
2028	12.4
2029	5.9
Thereafter	19.9

Total lease payments	73.8
Less imputed interest	(9.4)

Total	$64.4